Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	THRIVENT SERIES FUND INC
Central Index Key	0000790166
Amendment Flag	false
Document Creation Date	Jun. 06, 2013
Document Effective Date	Jun. 06, 2013
Prospectus Date	Apr. 30, 2013